Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Dec 31, 2018
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	188,731	188,731	188,731	0	0
Interbank balances (w/o central banks)	8,881	8,881	78	8,804	0
Central bank funds sold and securities purchased under resale agreements	8,222	8,223	0	8,223	0
Securities borrowed	3,396	3,396	0	3,396	0
Loans	400,297	395,900	0	10,870	385,029
Securities held to maturity	0	0	0	0	0
Other financial assets	80,089	80,193	850	79,343	1
Financial liabilities:
Deposits	564,405	564,637	516	563,850	272
Central bank funds purchased and securities sold under repurchase agreements	4,867	4,867	0	4,867	0
Securities loaned	3,359	3,359	0	3,359	0
Other short-term borrowings	14,158	14,159	0	14,159	0
Other financial liabilities	100,683	100,683	1,816	98,866	1
Long-term debt	152,083	149,128	0	140,961	8,167
Trust preferred securities	3,168	3,114	0	3,114	0

	Dec 31, 2017
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	225,655	225,655	225,655	0	0
Interbank balances (w/o central banks)	9,265	9,265	76	9,189	0
Central bank funds sold and securities purchased under resale agreements	9,971	9,973	0	9,973	0
Securities borrowed	16,732	16,732	0	16,732	0
Loans	401,699	403,842	0	24,643	379,199
Securities held to maturity	3,170	3,238	3,238	0	0
Other financial assets	88,936	88,939	0	88,939	0
Financial liabilities:
Deposits	580,812	580,945	2,108	578,837	(0)
Central bank funds purchased and securities sold under repurchase agreements	18,105	18,103	0	18,103	0
Securities loaned	6,688	6,688	0	6,688	0
Other short-term borrowings	18,411	18,412	0	18,412	0
Other financial liabilities	116,101	116,101	1,875	114,226	0
Long-term debt	159,715	161,829	0	152,838	8,991
Trust preferred securities	5,491	5,920	0	5,920	0

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in
Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2] Restatement undertaken represents pure reclass from Note 14 “Fair Value of Financial Instruments not carried at Fair Value” to Note 13 “Financial Instruments carried at Fair Value”.